Schedule of Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of option, outstanding beginning	6,331	4,462	4,430
Weighted average exercise price, outstanding beginning	$ 1,555.52	$ 2,000.00	$ 2,000.00
Weighted average remaining contractual life in years, outstanding ending	3 years 6 months 18 days	3 years 9 months 18 days	5 years 3 months	6 years 2 months 23 days
Number of option, exercisable beginning	4,398	4,122	3,807
Weighted average exercise price exercisable beginning	$ 1,555.52	$ 2,000.00	$ 2,000.00
Weighted average remaining contractual life in years, exercisable ending	3 years 11 months 15 days	4 years 3 months 7 days	5 years 3 months 10 days	6 years 9 months 29 days
Aggregate Intrinsic Value Exercisable, Beginning
Number of Option, Granted		1,894	208
Weighted average exercise price granted		$ 28.88	$ 1,820.00
Number of option, forfeited		(25)	(176)
Weighted average exercise price, forfeited		$ 2,000.00	$ 2,300.00
Number of option, vested	4,603	4,398	4,122
Weighted average exercise price, vested
Number of option, outstanding ending	6,331	6,331	4,462	4,430
Weighted average exercise price, outstanding ending	$ 1,475.00	$ 1,555.52	$ 2,000.00	$ 2,000.00
Number of option, exercisable ending	4,603	4,398	4,122	3,807
Weighted average exercise price, exercisable ending	$ 1,475.00	$ 1,555.52	$ 2,000.00	$ 2,000.00
Aggregate intrinsic value, exercisable ending